Share-Based Compensation (Details 3)			12 Months Ended
	Dec. 01, 2017 CAD ($) share Year	Dec. 01, 2017 USD ($) share Year $ / shares	Dec. 31, 2017 share
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options granted | share	535,000	535,000	535,000
Vesting requirements	Immediately	Immediately
Contractual life		10
Method of settlement	In equity	In equity
Exercise price per share | $		$ 8.76
Market price per share on grant date | $ / shares		$ 8.40
Expected volatility	37.74%	37.74%
Expected option life	10	10
Expected dividends	0.00%	0.00%
Risk-free interest rate	2.38%	2.38%
Fair value of option granted (per option)	$ 5.38	$ 4.22